SUBSEQUENT EVENTS (Detail Textuals)		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 01, 2019 USD ($)	Jan. 31, 2019 USD ($) Investor shares	Aug. 31, 2018 USD ($) shares	Feb. 28, 2019 USD ($) shares	Nov. 30, 2017 USD ($)	Nov. 30, 2018 USD ($)
Subsequent Event [Line Items]
Number of common stock shares issued | shares			305,000	1,100,000
Value of common stock shares issued			$ 30,500	$ 22,000	$ 20,000	$ 30,500
Subsequent event
Subsequent Event [Line Items]
Number of unrelated investors | Investor		10
Number of common stock shares issued | shares		1,100,000
Value of common stock shares issued		$ 22,000
Subsequent event | Commercial real estate lease agreement
Subsequent Event [Line Items]
Amount of leases for premises	$ 132,252
Term of leases	4 years
Option to buy premises	$ 860,000
Termination term of option to buy premises	60 days